Long-term bank loans	12 Months Ended
Dec. 31, 2022
Long-term bank loans
Long-term bank loans

11.         Long-term bank loans

Long-term bank loans as of December 31, 2021 and 2022 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2021	2022
	US$	US$
Loan from ICBC
Due July 23, 2022, at 4.75% per annum	260,364	—
Due April 13, 2022, at 9.80% per annum	13,068,369	—
Due April 13, 2022, at 9.80% per annum	6,507,393	—
Due April 13, 2022, at 9.80% per annum	6,535,753	—
Due December 22, 2023, at 4.75% per annum	—	11,927,462
Due December 22, 2023, at 4.75% per annum	—	5,921,257
Due December 22, 2023, at 4.75% per annum	—	5,911,323
	26,371,879	23,760,042

Loan from Bank of China
Due March 19, 2022 at 5.225% per annum	16,782,471	14,358,326
Due October 31, 2022 at 4.75% per annum	7,826,592	6,446,889
	24,609,063	20,805,215

Loan from Ping An Bank Co., Ltd.
Due March 18, 2022, at 6.5075% per annum	20,766,347	18,522,241
	20,766,347	18,522,241

Loan from Bank of Minsheng
Due May 30, 2031, at 8.5% per annum	57,954,421	49,249,060
Due March 16, 2023 at 7.6% per annum	204,165,817	186,902,335
Due January 14, 2024 at 6.65% per annum	59,601,299	31,763,490
	321,721,537	267,914,884

Loan from Bank of Hengfeng
Due August 23, 2023 at 8.25% per annum	93,009,396	—

Loan from Bank of Zhengzhou Co., Ltd
Due March 26, 2022, at 7.000075% per annum	56,307,543	51,546,392
Due August 11, 2023 at 6.5% per annum	117,634,142	107,687,448
	173,941,685	159,233,840

Loan from Xiamen International Bank Co., Ltd
Due February 20, 2023, at 10.00% per annum	9,410,731	7,179,163
Due April 30, 2023, at 6.80% per annum	4,234,829	3,158,832
	13,645,560	10,337,995

Loan from Bank of Guangzhou Co., Ltd
Due September 3, 2024, at 7.30% per annum	106,759,164	89,999,679

Loan from Luso International Banking Ltd
Due March 12, 2023, at 3.50% per annum	19,236,000	—
Due March 29, 2023, at 3.50% per annum	1,859,480	—
Due April 12, 2023, at 3.50% per annum	17,376,520	—
	38,472,000	—

Total	819,296,631	590,573,895
Less: current portion of long-term bank loans	(325,219,756)	(443,970,822)
Total long-term bank loans	494,076,875	146,603,073

As of December 31, 2022, the contractual maturities of these loans are as follows:

Year	Amount
US$
2023	443,970,822
2024	106,112,592
2025	4,953,623
2026	5,384,372
2027 and thereafter	30,152,486
Less: current portion of long-term bank loans	(443,970,822)
Total: long-term bank loans	146,603,073

As of December 31, 2022, US$590,573,895 of the Group’s long term bank loans was denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$176,282,157 (2021: US$283,626,547), land use rights with net book value of US$243,629,315 (2021: US$270,020,262), the Group’s real estate properties held for lease with net book value of US$119,586,312 (2021: US$135,459,260), and the property and equipment with net book value of US$9,148,641 (2021: US$9,993,667). As of December 31, 2022, no long term bank loans was denominated in U.S. dollar. As of December 31, 2021, US$38,472,000 of the Group’s long term bank loans was denominated in U.S. dollar and secured by restricted cash of US$41,877,755.

The interest rates of these bank loans are adjustable based on the range of 100% to 211% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2022 was 7.46% (2021: 7.24%).